Fair Value Measurements (Details) - Schedule of Assets that are Measured at Fair Value on a Recurring Basis - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Level 1 [Member]
Assets:
Funds that invest in U.S. Treasury Securities	$ 47,264,548	$ 200,005,484
Liabilities:
Derivative liabilities – Forward Purchase Agreement
Level 2 [Member]
Assets:
Funds that invest in U.S. Treasury Securities
Liabilities:
Derivative liabilities – Forward Purchase Agreement
Level 3 [Member]
Assets:
Funds that invest in U.S. Treasury Securities
Liabilities:
Derivative liabilities – Forward Purchase Agreement	$ 331,777